Capital management	12 Months Ended
Dec. 31, 2025
Capital management
Capital management

Note 24.  Capital management

Through clear understanding and managing of significant changes in external environment, related industry characteristics, and corporate growth plan, the Company manages its capital structure in a manner to ensure it has sufficient financial resources to fund its working capital needs, capital expenditures, research and development activities, dividend payments and other business requirements associated with its existing operations over the next 12 months.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2025. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2024	2025

	(in thousands)
Total liabilities	$743,194	832,881
Less: cash and cash equivalents	218,148	257,504
	$525,046	575,377
Equity attributable to owners of Himax Technologies, Inc.	$890,061	893,392